Contracts in Process (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contracts Receivable [Abstract]
Unbilled contract receivables, gross	$ 1,874	$ 1,890
Unliquidated progress payments	(761)	(827)
Unbilled contract receivables, net	1,113	1,063
Inventoried contract costs, gross	891	998
Unliquidated progress payments	(71)	(203)
Inventoried contract costs, net	820	795
Total contracts in process	$ 1,933	1,858
Percentage of unbilled contract receivables, net billed and collected within one year	92.00%
Contracts Receivable [Line Items]
Percentage of incurred costs billed	80.00%
Severance and restructuring costs	$ 91	13	$ 14
Summary Of Inventory For Long Term Contracts Or Programs [Roll Forward]
Amounts included in inventoried contract costs at beginning of the year	173	137	114
Contract costs incurred [Abstract]:
IRAD and B&P	333	304	280
Other G&A	842	749	742
Total	1,175	1,053	1,022
Amounts charged to cost of sales	(1,179)	(1,017)	(999)
Amounts included in inventoried contract costs at end of the year	169	173	137
Operating Expenses [Abstract]
Selling, general and administrative expenses	278	223	261
Research and development expenses	63	54	52
Total	$ 341	$ 277	$ 313
Maximum [Member]
Contracts Receivable [Line Items]
Number of years for billed and collected, unbilled contract receivables	1 year